Non-current assets and liabilities held for sales and discontinued operations - Manganese ferroalloys operations in Minas Gerais (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Disclosures
Non-current assets held for sale	$ 976
Impairment and disposal of non-current assets	426	$ 1,308	$ 3,383
Vale Manganes S.A. | Discontinued operations
Disclosures
Non-current assets held for sale				$ 40
Impairment and disposal of non-current assets	$ 25